Convertible Promissory Notes (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Promissory Notes [Abstract]
Schedule of Fair Value

The fair value of the February 2026 Notes as of June 30, 2026:

Balance at December 31, 2025	$-
Proceeds from issuance of February 2026 Notes	1,800
Finance expenses	536

Balance at June 30, 2026	$2,336